Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Monthly payments	$ 16,667	$ 16,667
Lease expiration date	Nov. 30, 2025	Nov. 30, 2025
Letter of credit	$ 100,000	$ 100,000
Operating lease expense	50,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months		200,000
Operating Leases, Future Minimum Payments, Due in Four Years		$ 183,000
Right of Use Asset	654,471
short-term asset	177,453
Long term asset	$ 477,018